Common Stock and Warrants - Schedule of Range of Warrant Prices (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Warrant [Member]
Number of Warrants, Outstanding	1,124,803
Weighted-Average Exercise Price, outstanding	$ 1.99	$ 2.12		$ 2.20
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 26 days
Number of Warrants, Exercisable	1,100,306	1,018,092		758,759
Weighted-Average Exercise Price, Exercisable	$ 1.87	$ 2.13		$ 2.16
Minimum [Member] | Warrant [Member]
Range of Warrant Exercise Price	1.20	0.30	$ 15.56	0.33
Maximum [Member] | Warrant [Member]
Range of Warrant Exercise Price	$ 15.56	3.89	$ 1.20	$ 3.89
Range One [Member]
Number of Warrants, Outstanding	696,190
Range One [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 1.36	$ 0.38
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 7 months 10 days	5 years 5 months 23 days
Number of Warrants, Exercisable	850,568	2,434,701
Weighted-Average Exercise Price, Exercisable	$ 1.34	$ 0.33
Range One [Member] | Minimum [Member]
Range of Warrant Exercise Price	1.20
Range One [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 2.00
Range Two [Member]
Number of Warrants, Outstanding	320,438
Range Two [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 2.39	$ 0.57
Weighted-Average Remaining Contractual Life (Years), Outstanding	3 years 8 months 2 days	2 years 11 months 1 day
Number of Warrants, Exercisable	134,813	1,141,989
Weighted-Average Exercise Price, Exercisable	$ 2.62	$ 0.59
Range Two [Member] | Minimum [Member]
Range of Warrant Exercise Price	2.01
Range Two [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 4.00
Range Three [Member]
Number of Warrants, Outstanding	108,175
Range Three [Member] | Warrant [Member]
Weighted-Average Exercise Price, outstanding	$ 4.94	$ 1.42
Weighted-Average Remaining Contractual Life (Years), Outstanding	1 year 9 months	2 years 4 months 9 days
Number of Warrants, Exercisable	114,925	496,579
Weighted-Average Exercise Price, Exercisable	$ 4.91	$ 1.42
Range Three [Member] | Minimum [Member]
Range of Warrant Exercise Price	4.01
Range Three [Member] | Maximum [Member]
Range of Warrant Exercise Price	$ 10.00